Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Credit risk for trade receivables
Gross carrying amount	€ 5,157	€ 5,347
Expected credit loss allowance	(1,480)	(1,431)
Net carrying amount	3,677	3,916
Impact of Egypt reclassification
Credit risk for trade receivables
Gross carrying amount		207
Expected credit loss allowance		(65)
Net carrying amount		142
Current
Credit risk for trade receivables
Gross carrying amount	2,568	2,513
Expected credit loss allowance	(30)	(64)
Net carrying amount	2,538	2,449
30 days or less
Credit risk for trade receivables
Gross carrying amount	717	836
Expected credit loss allowance	(72)	(76)
Net carrying amount	645	760
Between 31 and 60 days
Credit risk for trade receivables
Gross carrying amount	177	236
Expected credit loss allowance	(62)	(56)
Net carrying amount	115	180
Between 61 and 180 days
Credit risk for trade receivables
Gross carrying amount	405	513
Expected credit loss allowance	(211)	(215)
Net carrying amount	194	298
Greater than 180 days
Credit risk for trade receivables
Gross carrying amount	1,290	1,249
Expected credit loss allowance	(1,105)	(1,020)
Net carrying amount	€ 185	€ 229